OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Schedule of other receivables

Other receivables consist of the following:

	December 31,	December 31,
	2020	2019
Deposit for business acquisitions	$13,177,023	$12,324,583
Deposit for set-up of research center	91,955	86,007
Others	1,114,182	814,615
Allowance for doubtful accounts	(32,937)	(42,676)
Total other receivables, net	$14,350,223	$13,182,529

Movements of allowance for doubtful accounts
Movements of allowance for doubtful accounts are as follows:

Beginning balance	$42,676	$29,571
(Write-off)/Addition	(12,691)	13,680
Exchange rate effect	2,952	(575
Ending balance	$32,937	$42,676